BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
Sales to a related party		$ 222	$ 107
Loan from a related party			9,703
Interest expenses		$ 378	$ 195